REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2011
REINSURANCE
Supplemental information for gross loss and benefit reserves net of ceded reinsurance

	2011		2010
At December 31, (in millions)	As Reported	Net of Reinsurance	As Reported	Net of Reinsurance

Liability for unpaid claims and claims adjustment expense(a)	$(91,145)	$(70,825)	$(91,151)	$(71,507)
Future policy benefits for life and accident and health insurance contracts	(34,317)	(33,312)	(31,268)	(30,234)
Reserve for unearned premiums	(23,465)	(19,553)	(23,803)	(19,927)
Reinsurance assets(b)	25,237	-	24,554	-

(a)
In 2011, the Net of Reinsurance amount reflects the cession under the June 17, 2011 transaction with National Indemnity Company (NICO) of $1.7 billion.

(b)
Represents gross reinsurance assets, excluding allowances and reinsurance recoverable on paid losses.

Schedule of short-duration insurance premiums written and earned

	Chartis			Other Businesses*			Eliminations			Total
Years Ended December 31, (in millions)
	2011	2010	2009	2011	2010*	2009*	2011	2010	2009	2011	2010	2009

Premiums written:
Direct	$41,710	$38,965	$38,461	$898	$927	$2,195	$-	$-	$-	$42,608	$39,892	$40,656
Assumed	3,031	2,442	2,061	-	(2)	2,628	2	-	(657)	3,033	2,440	4,032
Ceded	(9,901)	(9,795)	(9,869)	(97)	(169)	(631)	(2)	-	657	(10,000)	(9,964)	(9,843)

Total	$34,840	$31,612	$30,653	$801	$756	$4,192	$-	$-	$-	$35,641	$32,368	$34,845

Premiums earned:
Direct	$42,878	$39,082	$40,859	$835	$1,065	$2,288	$-	$-	$-	$43,713	$40,147	$43,147
Assumed	3,294	2,488	2,192	55	80	2,740	(46)	-	(657)	3,303	2,568	4,275
Ceded	(10,483)	(9,049)	(10,790)	(98)	(170)	(689)	46	-	657	(10,535)	(9,219)	(10,822)

Total	$35,689	$32,521	$32,261	$792	$975	$4,339	$-	$-	$-	$36,481	$33,496	$36,600

*
Includes results of Mortgage Guaranty and in 2009 only, also includes results of Transatlantic Holdings, Inc. (Transatlantic), which was deconsolidated during 2009, and 21st Century Insurance Group (including Agency Auto Division and excluding Chartis Private Client Group) (21st Century) and HSB Group, Inc. (HSB), which were sold during 2009.

Schedule of premiums for entity's long-duration insurance and retirement services operations

	SunAmerica			Divested Businesses*			Eliminations			Total
Years Ended December 31, (in millions)
	2011	2010	2009	2011	2010	2009	2011	2010	2009	2011	2010	2009

Gross premiums	$3,104	$3,141	$3,438	$17	$9,670	$9,572	$-	$-	$(4)	$3,121	$12,811	$13,006
Ceded premiums	(591)	(621)	(767)	(6)	(435)	(342)	-	-	4	(597)	(1,056)	(1,105)

Total	$2,513	$2,520	$2,671	$11	$9,235	$9,230	$-	$-	$-	$2,524	$11,755	$11,901

*
Primarily represents results of AIA, which was deconsolidated during 2010.

Schedule of long-duration insurance in force ceded to other insurance companies

At December 31, (in millions)	2011	2010*	2009*

Long-duration insurance in force ceded	$140,156	$148,605	$339,183

*
Excludes amounts related to held-for-sale entities.